Intangible Assets and Goodwill	6 Months Ended
Jun. 30, 2025
Intangible Assets and Goodwill [Abstract]
INTANGIBLE ASSETS AND GOODWILL
17.	INTANGIBLE ASSETS AND GOODWILL

The details of intangible assets and goodwill are as follows:

In thousands of USD	Rights to electrical capacity	Technology	Patents, trademarks, royalties and other rights	Others	Total intangible assets	Goodwill
Cost:
At January 1, 2025	22,429	63,633	5,018	1,413	92,493	35,818
Additions	8,000	-	3,451	73	11,524	-
At June 30, 2025	30,429	63,633	8,469	1,486	104,017	35,818
Accumulated depreciation:
At January 1, 2025	-	(7,070)	(1,580)	(608)	(9,258)	-
Charge for the period	-	(10,605)	(888)	(73)	(11,566)	-
At June 30, 2025	-	(17,675)	(2,468)	(681)	(20,824)	-
Net book value:
At June 30, 2025	30,429	45,958	6,001	805	83,193	35,818

Cost:
At January 1, 2024	-	-	4,899	754	5,653	-
Additions	-	-	110	299	409	-
Acquired through the business combination (Note 6)	22,429	-	-	-	22,429	14,451
At June 30, 2024	22,429	-	5,009	1,053	28,491	14,451
Accumulated depreciation:
At January 1, 2024	-	-	(573)	(303)	(876)	-
Charge for the period	-	-	(497)	(143)	(640)	-
At June 30, 2024	-	-	(1,070)	(446)	(1,516)	-
Net book value:
At June 30, 2024	22,429	-	3,939	607	26,975	14,451

The Group had no contractual commitments for the acquisition or development of intangible assets as of June 30, 2025, and December 31, 2024.

Indefinite useful life intangible assets and goodwill are tested for impairment annually, or whenever there are impairment indicators. There were no impairment indicators at June 30, 2025. The Group did not record any impairment related to indefinite useful life intangible assets or goodwill as of June 30, 2025 and December 31, 2024.